Government Grants - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
Government grants amortized to the profit and loss account	$ 115,000	$ 220,000
Restricted retained earnings	$ 1,400,000